Document And Entity Information	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	Talos Energy Inc.
Entity Central Index Key	0001724965
Entity Emerging Growth Company	false
Entity File Number	001-38497
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3532642
Entity Address, Address Line One	333 Clay Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	328-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TALO
Security Exchange Name	NYSE